Loss Per Share - Summary of Potential Ordinary Shares Excluded from Diluted Earnings Per Share Calculations (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Notes
Earnings Per Share [Line Items]
Potential dilutive securities that are not included in the diluted per share calculations		63,758
Employee Options & RSU's
Earnings Per Share [Line Items]
Potential dilutive securities that are not included in the diluted per share calculations	1,114	40,890	9,105
Contingent Consideration
Earnings Per Share [Line Items]
Potential dilutive securities that are not included in the diluted per share calculations	136
Put Call options
Earnings Per Share [Line Items]
Potential dilutive securities that are not included in the diluted per share calculations	3,786